Significant Accounting Policies (Policies)	12 Months Ended
Aug. 31, 2021
Significant Accounting Policies
Basis of presentation

These consolidated financial statements have been prepared in conformity with generally accepted accounting principles of the United States (“US GAAP”) and pursuant to the rules and regulations of the SEC. All amounts, unless otherwise stated, are in U.S. dollars.

On December 9, 2020, the Company completed the sale of the business assets in the THC related segment of our subsidiary Lexaria CanPharm ULC. As a result, the related financial results pertaining to the sale are reflected in our consolidated statement of operations, retrospectively, as discontinued operations beginning in the first quarter of fiscal 2021.

On January 11, 2021, the Company effected a 1-for-30 reverse stock split with no fractional shares issued. All share, option, warrant and per share information within these consolidated financial statements have been retroactively restated accordingly.

Revenue Recognition

Licensing revenue from intellectual property

We recognize revenue for license fees at a point in time following the transfer of our intellectual property, namely our patented lipid nutrient infusion technology DehydraTECH for infusing Active Pharmaceutical Ingredients (“API”), to the licensee, which occurs on delivery of documentation.

Usage fees from intellectual property

We recognize revenue for usage fees when usage of our DehydraTECH intellectual property occurs by licensees infusing an API into one or more of their product lines for sale.

Product revenue

Revenue from the sale of products is recognized when the sales price is fixed or determinable, there is persuasive evidence that an arrangement exists, delivery has occurred and collectability is reasonably assured.

Inventory and Cost of Sales

The Company’s inventory consists of raw materials, work in progress and finished goods. In all classes, inventory is valued at the lower of cost or market. Cost is determined on a first-in, first-out basis.

Cost of sales includes all expenditures incurred in bringing the goods to the point of sale. Inventory costs and costs of sales include direct costs of the raw material, inbound freight charges, warehousing costs, handling costs (purchasing and receiving) and overhead expenses.

Cash and Cash Equivalents

Cash and cash equivalents include cash-on-hand and demand deposits with financial institutions and other short-term investments with maturities of less than three months when acquired and convertible to known cash amounts. The Company had no cash equivalents as at August 31, 2021 or August 31, 2020.

Equipment

Equipment is stated at cost less accumulated depreciation and impairment and depreciated using the straight-line method over their useful lives of the various asset classes. Laboratory equipment, office furniture and computer equipment are depreciated over 3-10 years. Certain production equipment is depreciated by units of production method. Leasehold improvements are amortized over the term of the related leases.

Intellectual property

Capitalized patent costs represent legal costs incurred in pursuing patents applications in the United States. When such applications result in patents being issued, the directly related capital cost is amortized over the life of the patent on a straight-line basis.

Stock-Based Compensation

The Company accounts for its stock-based compensation awards whereby all stock-based payments to employees, including grants of employee stock options, are recognized as expenses in the statements of operations based on the fair value at grant date. For stock options granted to employees, executives and to members of the Board of directors for their services, the Company estimates the grant date fair value of each option award using the Black-Scholes option-pricing model. The use of the Black-Scholes option-pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock consistent with the expected life of the option, risk-free interest rates and expected dividend yields of the common stock.

Stock-based payments issued to non-employees are recorded at their fair values and are periodically revalued as the equity instruments vest and are expensed over the related service period. The Company recognizes stock-based compensation expense on vesting for equity instruments granted.

Loss Per Share

The calculation of loss per share uses the weighted average number of shares outstanding during the year. Diluted net income per share includes the effect, if any, from the potential exercise or conversion of securities, such as restricted stock and stock options, which would result in the issuance of incremental shares of common stock. Diluted loss per share is equivalent to basic loss per share if the potential exercise of the equity-based financial instruments was anti-dilutive.

Foreign Currency Translation

The Company maintains its accounting records in US dollars. At the transaction date, each asset, liability, revenue, and expense that was acquired or incurred in a foreign currency is translated into US dollars by using the exchange rate in effect at that date; at the year end, monetary assets and liabilities are translated at the exchange rate in effect at that date. The resulting foreign exchange gains and losses are included in profit or loss.

Financial Instruments

When measuring fair value, the Company seeks to maximize the use of observable inputs and minimize the use of unobservable inputs. This establishes a fair value hierarchy based on the level of independent objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Inputs are prioritized into three levels used to measure fair value:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities.

•	Level 2 - Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable and

•	Level 3 - Unobservable inputs that are supported by little or no market activity, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

The Company’s financial instruments consist primarily of cash, marketable securities, accounts receivable and payable, accrued liabilities, loan payable and due to related parties. The carrying amounts of cash, accounts receivable and payable, accrued liabilities, loan payable and due to related parties approximate their fair values due to their short maturities or quoted market prices.

The Company’s headquarters and operations are located in Canada which results in exposure to market risks from fluctuations in foreign currency rates. The foreign currency exchange risk is the financial risk to the Company’s operations that arise from fluctuations in foreign exchange rates and the degree of volatility of these rates. Currently, the Company does not use derivative instruments to reduce its exposure to foreign currency risk as the impact of a change in a few basis points for USD/CAD is not expected to be material.

Income Taxes

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns using the liability method. Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect in the year in which the differences are expected to reverse.

Impairment of Long-Lived Assets

Long-lived assets, including equipment and intangible assets, such as the Company’s patents, are assessed for potential impairment when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recovered. An impairment loss is recognized when the carrying amount of the long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Any required impairment loss is measured as the amount by which the carrying amount of the long-lived asset exceeds its fair value and is recorded as a reduction in the carrying value of the related asset and a charge to the profit or loss. Intangible assets with indefinite lives are tested for impairment annually and in interim periods if certain events occur indicating that the carrying value of the intangible assets may be impaired.

Comprehensive Income

The Company discloses comprehensive income (loss), its components, and accumulated balances on its Statement of Stockholders’ Equity. Comprehensive income (loss) comprises equity changes except those transactions resulting from investments by stakeholders and owners and distributions to owners.

Credit Risk and Receivable Concentration

The Company places its cash with a high credit quality financial institution. As of August 31, 2021, the Company had approximately $10,917,797 on deposit. (August 31, 2020: $1,293,749).

Included in amounts relievable is $278,107 which represent the value of shares receivable from the sale of assets during the year ended August 31, 2021.

In the year ended August 31, 2021, one licensee accounted for 72% (2020 – 12%) of revenues.

As at August 31, 2021, we had $Nil (2020 – $143,500) in IP Territory license fees receivable. These receivable amounts are based on contractual terms for payments that are payable within twelve months of signing the definitive agreements or routine IP usage fees. The Company incurred $50,500 in bad debt in fiscal 2021 (2020 – $50,000) primarily due to cancellations of IP license agreements.

As at August 31, 2021, the Company had $47,741 (2020 - $87,933) in sales tax receivable. The Company considers its credit risk to be low for such receivables.

Commitments and Contingencies

The Company policy is to record accruals for any such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. In the event that estimates or assumptions prove to differ from actual results, adjustments are made in subsequent periods to reflect more current information. Historically, the Company has not experienced any material claims.

The Company, from time to time, may be subject to legal claims and proceedings related to matters arising in the ordinary course of business. Management has no knowledge of any such claim against the Company with, at minimum, a reasonable possibility that a material loss may be incurred.

Research and Development

Research and development costs are expensed as incurred. These expenditures are comprised of both in-house research programs including consultants and employee-related expenses and through third-party contracts including consultants, research organizations and contract manufacturing.

Leases

On September 1, 2019, we adopted ASC Topic 842, Leases (“ASC 842”) using the optional transition method and applied the standard only to leases that existed at that date. Under the optional transition method, we do not need to restate the comparative periods in transition and will continue to present financial information and disclosures for periods before September 1, 2019, in accordance with ASC Topic 840. We have elected the package of practical expedients allowed under ASC Topic 842, which permits us to account for our existing operating leases as operating leases under the new guidance, without reassessing our prior conclusions about lease identification, lease classification and initial direct cost. As a result of the adoption of the new lease accounting guidance on September 1, 2019, we recognized operating lease right-of-use assets of $160,289 and operating lease liabilities of $158,773.

We determined the initial classification and measurement of our right-of-use assets and lease liabilities at the lease commencement date and thereafter if modified. The lease term includes any renewal options and termination options that we are reasonably certain to exercise. The present value of lease payments is determined by using the interest rate implicit in the lease, if that rate is readily determinable; otherwise, we use our incremental borrowing rate. The incremental borrowing rate is determined by using the rate of interest that we would pay to borrow on a collateralized basis an amount equal to the lease payments for a similar term and in a similar economic environment.

Rent expense for operating leases is recognized on a straight-line basis, unless the right-of-use asset has been impaired, over the reasonably certain lease term based on the total lease payments and is included in operating expenses in the consolidated statements of operations and comprehensive loss.

For operating leases that reflect impairment, we will recognize the amortization of the right-of-use asset on a straight-lined basis over the remaining lease term with rent expense still included in operating expenses in the consolidated statements of operations and comprehensive loss.

For all leases, rent payments that are based on a fixed index or rate at the lease commencement date are included in the measurement of lease assets and lease liabilities at the lease commencement date.

We have elected the practical expedient to not separate lease and non-lease components. Our non-lease components are primarily related to property taxes and maintenance, which vary based on future outcomes, and thus differences to original estimates are recognized in rent expense when incurred.